UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    FFM GP, Inc.
Address: 5956 Sherry Lane, Suite 1810
         Dallas, TX  75205

13F File Number:  28-10836

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter G. Collins
Title:     Vice President
Phone:     (214) 706-4341

Signature, Place, and Date of Signing:

      /s/  Peter G. Collins     Dallas, TX     May 03, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $111,012 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN DENTAL PARTNERS       COM              025353103     1620   120000 SH       SOLE                   120000        0        0
AMERICAS CAR MART INC          COM              03062T105    11610   540000 SH       SOLE                   540000        0        0
CA INC                         COM              12673P105    10884   400000 SH       SOLE                   400000        0        0
CENTEX CORP                    COM              152312104     3100    50000 SH       SOLE                    50000        0        0
COLUMBIA LABS INC              COM              197779101     2485   500000 SH       SOLE                   500000        0        0
COMPUGEN LTD                   ORD              M25722105      948   246200 SH       SOLE                   246200        0        0
CONTANGO OIL & GAS COMPANY     COM NEW          21075N204     6409   494900 SH       SOLE                   494900        0        0
COVANTA HLDG CORP              COM              22282E102     2501   150000 SH       SOLE                   150000        0        0
CYPRESS SEMICONDUCTOR CORP     COM              232806109     1441    85000 SH       SOLE                    85000        0        0
FEDERAL HOME LN MTG CORP       COM              313400301    12200   200000 SH       SOLE                   200000        0        0
FIRST DATA CORP                COM              319963104     8194   175000 SH       SOLE                   175000        0        0
GENITOPE CORP                  COM              37229P507     3915   450000 SH       SOLE                   450000        0        0
HUNT J B TRANS SVCS INC        COM              445658107     4534   210500 SH       SOLE                   210500        0        0
I2 TECHNOLOGIES INC            NOTE  5.250%12/1 465754AF6      564   568000 PRN      SOLE                   568000        0        0
LAWSON SOFTWARE INC            COM              520780107     1918   250000 SH       SOLE                   250000        0        0
MESA AIR GROUP INC             NOTE  2.482% 6/1 590479AB7     3826  7276000 PRN      SOLE                  7276000        0        0
MONOLITHIC SYS TECHNOLOGY IN   COM              609842109     4962   560000 SH       SOLE                   560000        0        0
PALOMAR MED TECHNOLOGIES INC   COM NEW          697529303      564    16857 SH       SOLE                    16857        0        0
QUEST RESOURCE CORPORATION     COM              748349305     3113   250000 SH       SOLE                   250000        0        0
REPUBLIC AWYS HLDGS INC        COM              760276105    14555   982800 SH       SOLE                   982800        0        0
RETAIL VENTURES INC            COM              76128Y102     2790   190300 SH       SOLE                   190300        0        0
TYLER TECHNOLOGIES INC         COM              902252105     7160   650900 SH       SOLE                   650900        0        0
WORLD AIR HLDGS INC            COM              98142V104     1719   175000 SH       SOLE                   175000        0        0